Tax on Debits And Credits to Bank Accounts - Additional Information (Detail)	12 Months Ended			20 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Statement [LineItems]
General tax rate for credits and debits	0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%
Percentage of credits included in profit or loss and comprehensive income	67.00%
Percentage of debits included in profit or loss and comprehensive income	67.00%
Law No. 27,432 [member]
Statement [LineItems]
Percentage of banking tax to be reduced	20.00%	20.00%
Decree 409/2018 [member]
Statement [LineItems]
Percentage of bank credits and debits for income tax payment				33.00%